Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Schedule of Reconciliation of Fair Value of liabilities Measured Recurring Basis

The following table presents a reconciliation of the liabilities measured at fair value on a recurring basis using significant unobservable input (Level 3) for the six months ended June 30, 2014:

	Stock Appreciation Rights Plan A	Equity Credits Issued
Balance at December 31, 2013	$58,999	$25,079
Equity credits forfeited	-	(13,706)
Balance at June 30, 2014	$58,999	$11,373